Income Tax - Schedule of Major Components of Income Tax Assets (Detail) - GBP (£) £ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current income tax receivable
Current income tax receivable	£ 4,266	£ 4,594
Deferred tax asset
Deferred tax asset	112	113
U.K. [member]
Current income tax receivable
Current income tax receivable	4,263	4,591
U.S. [member]
Current income tax receivable
Current income tax receivable	3	3
Deferred tax asset
Deferred tax asset	£ 112	£ 113